o FSS1 P-6

                       SUPPLEMENT DATED OCTOBER 31, 2000
                             TO THE PROSPECTUS OF

                           FRANKLIN STRATEGIC SERIES
      (Franklin Aggressive Growth Fund, Franklin California Growth Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Growth Fund I and
                      Franklin Small Cap Growth Fund II)
                            dated September 1, 2000

The prospectus is amended as follows:

I.  For the  Small  Cap  Growth  Fund  I,  the  first  paragraph  of the  "Main
Investment   Strategies"  section  on  page  36  has  been  replaced  with  the following:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or
 (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In making investments, the Fund currently emphasizes companies whose market cap value is reflective of the highest market cap values in the Russell 2000 Index. In most instances, the manager intends to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small cap measures described above. As a result, the Fund generally expects that the median market cap of its portfolio will expects that the median market cap of its portfolio will significantly exceed such Index's median market cap.

II.  For the  Small  Cap  Growth  Fund II,  the  first  paragraph  of the "Main
Investment   Strategies"  section  on  page  46  has  been  replaced  with  the following:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or
 (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The Fund generally emphasizes investments in companies with market cap values not exceeding $1.5 billion. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures. The Fund follows a practice of selectively selling investment positions so as to maintain a median market cap value for its portfolio of approximately $1.5 billion or lower.


oFSS1 PA-6

                       SUPPLEMENT DATED OCTOBER 31, 2000
                             TO THE PROSPECTUS OF

                           FRANKLIN STRATEGIC SERIES
      (Franklin Aggressive Growth Fund, Franklin California Growth Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Growth Fund I and
              Franklin Small Cap Growth Fund II - Advisor Class)
                            dated September 1, 2000

The prospectus is amended as follows:

I.  For the  Small  Cap  Growth  Fund  I,  the  first  paragraph  of the  "Main
Investment   Strategies"  section  on  page  20  has  been  replaced  with  the following:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or
 (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In making investments, the Fund currently emphasizes companies whose market cap value is reflective of the highest market cap values in the Russell 2000 Index. In most instances, the manager intends to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small cap measures described above. As a result, the Fund generally expects that the median market cap of its portfolio will expects that the median market cap of its portfolio will significantly exceed such Index's median market cap.

II.  For the  Small  Cap  Growth  Fund II,  the  first  paragraph  of the "Main
Investment   Strategies"  section  on  page  30  has  been  replaced  with  the following:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or
 (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The Fund generally emphasizes investments in companies with market cap values not exceeding $1.5 billion. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures. The Fund follows a practice of selectively selling investment positions so as to maintain a median market cap value for its portfolio of approximately $1.5 billion or lower.